Quarterly Holdings Report
for

Fidelity® Strategic Real Return Fund

June 30, 2020

RRS-QTLY-0820
1.833432.114

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 2.3%
	Principal Amount	Value
Convertible Bonds - 0.8%
FINANCIALS - 0.8%
Diversified Financial Services - 0.1%
RWT Holdings, Inc. 5.75% 10/1/25 (a)	$130,000	$106,544
Mortgage Real Estate Investment Trusts - 0.7%
Arbor Realty Trust, Inc. 4.75% 11/1/22 (a)	250,000	226,204
Colony Financial, Inc. 3.875% 1/15/21	120,000	112,866
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (a)	110,000	84,838
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	150,000	143,938
MFA Financial, Inc. 6.25% 6/15/24	285,000	249,375
Redwood Trust, Inc.:
4.75% 8/15/23	250,000	223,386
5.625% 7/15/24	140,000	119,930
Two Harbors Investment Corp. 6.25% 1/15/22	265,000	259,534
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	430,000	305,300
		1,725,371
TOTAL FINANCIALS		1,831,915
Nonconvertible Bonds - 1.5%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.2%
Times Square Hotel Trust 8.528% 8/1/26 (a)	353,600	382,700
Household Durables - 0.2%
Adams Homes, Inc. 7.5% 2/15/25 (a)	70,000	68,775
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.625% 1/15/28 (a)	75,000	73,688
6.75% 8/1/25 (a)	135,000	132,638
Beazer Homes U.S.A., Inc. 5.875% 10/15/27	105,000	100,275
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (a)	15,000	12,534
M/I Homes, Inc. 5.625% 8/1/25	45,000	45,450
New Home Co. LLC 7.25% 4/1/22	150,000	139,500
		572,860
TOTAL CONSUMER DISCRETIONARY		955,560
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Global Partners LP/GLP Finance Corp. 7% 8/1/27	100,000	92,500
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.9%
CBL & Associates LP 5.95% 12/15/26	132,000	37,950
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	80,000	80,800
Government Properties Income Trust 4.25% 5/15/24	80,000	78,072
iStar Financial, Inc.:
4.25% 8/1/25	305,000	276,025
4.75% 10/1/24	150,000	140,063
5.25% 9/15/22	200,000	194,000
Lexington Corporate Properties Trust 4.4% 6/15/24	35,000	34,049
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	105,000	107,888
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	83,000	86,943
4.75% 1/15/28	67,000	70,899
Select Income REIT 4.15% 2/1/22	63,000	62,623
Senior Housing Properties Trust:
4.75% 5/1/24	271,000	243,730
4.75% 2/15/28	100,000	82,795
9.75% 6/15/25	400,000	429,500
VICI Properties, Inc. 4.125% 8/15/30 (a)	45,000	42,919
		1,968,256
Real Estate Management & Development - 0.2%
Greystar Real Estate Partners 5.75% 12/1/25 (a)	90,000	90,468
Howard Hughes Corp. 5.375% 3/15/25 (a)	165,000	153,549
Mid-America Apartments LP 4.3% 10/15/23	67,000	73,555
Washington Prime Group LP 6.45% 8/15/24	330,000	186,153
		503,725
TOTAL REAL ESTATE		2,471,981

TOTAL NONCONVERTIBLE BONDS		3,520,041

TOTAL CORPORATE BONDS
(Cost $5,656,913)		5,351,956

U.S. Treasury Inflation-Protected Obligations - 25.0%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50	$356,018	$400,363
0.625% 2/15/43	734,897	867,526
0.75% 2/15/42	909,997	1,091,551
0.75% 2/15/45	988,621	1,211,583
0.875% 2/15/47	613,905	784,499
1% 2/15/46	650,318	842,429
1% 2/15/48	580,158	768,687
1% 2/15/49	679,600	909,006
1.375% 2/15/44	999,991	1,367,017
1.75% 1/15/28	790,594	944,251
2% 1/15/26	862,909	1,004,331
2.125% 2/15/40	335,700	495,642
2.125% 2/15/41	578,360	865,385
2.375% 1/15/25	1,191,518	1,371,549
2.375% 1/15/27	779,344	947,651
2.5% 1/15/29	625,745	803,064
3.375% 4/15/32	280,223	417,566
3.625% 4/15/28	711,750	958,899
3.875% 4/15/29	779,805	1,103,404
U.S. Treasury Inflation-Indexed Notes:
0.125% 1/15/22	1,969,922	1,999,053
0.125% 4/15/22	2,102,175	2,135,565
0.125% 7/15/22	1,923,220	1,970,953
0.125% 1/15/23	2,232,628	2,290,019
0.125% 7/15/24	1,990,035	2,081,687
0.125% 10/15/24	1,603,893	1,682,364
0.125% 4/15/25	1,493,863	1,567,145
0.125% 7/15/26	1,495,329	1,590,448
0.125% 1/15/30	1,742,913	1,885,748
0.25% 1/15/25	1,925,732	2,029,142
0.25% 7/15/29	1,485,453	1,627,116
0.375% 7/15/23	2,097,675	2,187,273
0.375% 7/15/25	1,915,798	2,049,375
0.375% 1/15/27	1,484,885	1,602,630
0.375% 7/15/27	1,515,582	1,649,923
0.5% 4/15/24	1,467,942	1,544,990
0.5% 1/15/28	1,694,255	1,857,806
0.625% 7/15/21	1,605,111	1,635,056
0.625% 4/15/23	1,783,642	1,857,071
0.625% 1/15/24	2,135,007	2,251,560
0.625% 1/15/26	1,689,761	1,832,427
0.75% 7/15/28	1,409,532	1,591,152
0.875% 1/15/29	1,262,130	1,439,787
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $55,397,494)		59,512,693

Asset-Backed Securities - 0.4%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (a)(b)(c)(d)	$139,954	$1
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	284,000	294,043
Series 2002-2 Class M2, 9.163% 3/1/33	385,215	360,399
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	7,128	7,128
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	453,709	357,099
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 4.5405% 2/5/36 (a)(b)(d)(e)	401,285	30
TOTAL ASSET-BACKED SECURITIES
(Cost $1,304,579)		1,018,700

Commercial Mortgage Securities - 1.9%
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.4272% 9/10/28 (a)(b)	126,000	124,379
BX Trust Series 2019-OC11 Class E, 4.0755% 12/9/41 (a)(b)	75,000	66,453
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.870% 4.0563% 7/15/30 (a)(b)(e)	105,000	88,529
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)	150,000	80,808
Series 2012-CR1 Class G, 2.462% 5/15/45 (a)(d)	100,000	13,520
Series 2013-CR12 Class D, 5.2403% 10/10/46 (a)(b)	100,000	53,001
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	63,000	50,855
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 7.3858% 5/10/43 (a)(b)	15,577	15,559
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (a)	156,000	124,391
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (a)(b)	84,000	71,058
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (a)(b)	100,000	86,538
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.6606% 12/25/43 (b)(c)	1,156,048	5,219
Series K012 Class X3, 2.3257% 1/25/41 (b)(c)	654,162	3,646
Series K013 Class X3, 2.9095% 1/25/43 (b)(c)	1,124,000	8,442
GS Mortgage Securities Trust:
Series 2011-GC5:
Class E, 5.5553% 8/10/44 (a)(b)	63,000	41,333
Class F, 4.5% 8/10/44 (a)	42,000	21,688
Series 2012-GC6 Class E, 5% 1/10/45 (a)(b)	254,000	137,245
Series 2012-GCJ7 Class D, 5.8943% 5/10/45 (a)(b)	500,000	425,610
Series 2012-GCJ9 Class D, 4.8983% 11/10/45 (a)(b)	178,000	153,184
Series 2013-GC16 Class F, 3.5% 11/10/46 (a)	269,000	177,730
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (a)	651,000	627,036
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (a)	100,000	95,648
Invitation Homes Trust floater Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 2.5% 7/17/37 (a)(b)(e)	22,440	20,884
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	54,000	46,345
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class G 4% 6/15/45 (a)	151,000	53,851
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.853% 2/15/46 (a)(b)	200,000	90,689
Morgan Stanley BAML Trust Series 2013-C7 Class D, 4.3753% 2/15/46 (a)(b)	66,000	48,535
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)(b)	19,464	19,850
Series 2011-C2:
Class D, 5.6608% 6/15/44 (a)(b)	358,000	245,301
Class F, 5.6608% 6/15/44 (a)(b)	343,000	144,411
Class XB, 0.3869% 6/15/44 (a)(b)(c)	10,551,985	85,628
Series 2011-C3:
Class C, 5.4192% 7/15/49 (a)(b)	109,000	96,991
Class G, 5.4192% 7/15/49 (a)(b)	112,000	70,671
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.4348% 8/15/34 (a)(b)(e)	168,514	145,739
Natixis Commercial Mortgage Securities Trust Series 2019-1776 Class F, 4.2988% 10/15/36 (a)	247,000	225,799
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	223,073	260,951
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.7547% 5/10/45 (a)(b)	78,000	56,513
Wells Fargo Commercial Mortgage Trust Series 2012-LC5:
Class E, 4.9178% 10/15/45 (a)(b)	114,000	97,629
Class F, 4.9178% 10/15/45 (a)(b)	42,000	32,684
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.3986% 3/15/45 (a)(b)	220,000	156,808
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/35 (a)(b)	140,000	106,215
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $5,387,300)		4,477,366
	Shares	Value

Common Stocks - 7.4%
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Archer Daniels Midland Co.	10,830	432,117
Bunge Ltd.	4,340	178,504
Darling Ingredients, Inc. (f)	3,720	91,586
		702,207
ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Championx Corp. (f)	1,233	12,034
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	70,872	271,514
Cabot Oil & Gas Corp.	2,460	42,263
Chevron Corp.	4,710	420,273
ConocoPhillips Co.	3,430	144,129
Diamondback Energy, Inc.	680	28,438
Equinor ASA	3,180	45,130
Exxon Mobil Corp.	11,740	525,013
Hess Corp.	510	26,423
Lukoil PJSC sponsored ADR	1,450	107,677
Lundin Petroleum AB	1,790	43,145
Magnolia Oil & Gas Corp. Class A (f)	5,870	35,572
NOVATEK OAO GDR (Reg. S)	300	42,660
Occidental Petroleum Corp.	1,600	29,280
Parsley Energy, Inc. Class A	2,640	28,195
Petroleo Brasileiro SA - Petrobras (ON)	11,900	48,886
Pioneer Natural Resources Co.	890	86,953
Total SA	8,590	327,888
Total SA rights (f)(g)	8,590	6,563
		2,260,002

TOTAL ENERGY		2,272,036

FINANCIALS - 0.7%
Mortgage Real Estate Investment Trusts - 0.7%
AGNC Investment Corp.	25,600	330,240
Capstead Mortgage Corp.	3,800	20,862
Chimera Investment Corp.	8,600	82,646
Dynex Capital, Inc.	10,800	154,440
Ellington Financial LLC	9,200	108,376
Ellington Residential Mortgage REIT	5,200	53,560
Great Ajax Corp.	21,111	194,221
MFA Financial, Inc.	109,866	273,566
New Residential Investment Corp.	43,100	320,233
Redwood Trust, Inc.	14,000	98,000
		1,636,144
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Williams Scotsman Corp. (f)	4,500	55,305
MATERIALS - 3.0%
Chemicals - 0.5%
CF Industries Holdings, Inc.	7,470	210,206
Ecolab, Inc.	460	91,517
FMC Corp.	3,500	348,670
Icl Group Ltd.	9,820	29,086
Nutrien Ltd.	16,350	525,329
The Mosaic Co.	5,400	67,554
		1,272,362
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	510	105,351
Summit Materials, Inc. (f)	5,220	83,938
		189,289
Containers & Packaging - 0.1%
Crown Holdings, Inc. (f)	3,220	209,719
Metals & Mining - 2.0%
Agnico Eagle Mines Ltd. (Canada)	1,680	107,574
Anglo American Platinum Ltd.	290	20,959
Anglo American PLC (United Kingdom)	6,889	159,575
AngloGold Ashanti Ltd.	1,160	34,130
Antofagasta PLC	6,700	77,839
ArcelorMittal SA (Netherlands)	4,900	51,583
Barrick Gold Corp. (Canada)	9,570	257,507
BHP Billiton Ltd.	13,561	337,640
BHP Billiton PLC	10,813	221,267
Commercial Metals Co.	3,820	77,928
First Quantum Minerals Ltd.	31,440	250,575
Fortescue Metals Group Ltd.	26,112	249,575
Franco-Nevada Corp.	1,400	195,573
Grupo Mexico SA de CV Series B	18,860	43,842
Impala Platinum Holdings Ltd.	7,810	52,209
Ivanhoe Mines Ltd. (f)	19,510	55,328
JFE Holdings, Inc.	4,780	34,557
Kaiser Aluminum Corp.	650	47,853
Kirkland Lake Gold Ltd.	1,230	50,646
Lundin Mining Corp.	35,680	191,331
MMC Norilsk Nickel PJSC	1,060	279,432
MMC Norilsk Nickel PJSC sponsored ADR	8,810	230,734
Newcrest Mining Ltd.	4,395	97,455
Newmont Corp.	5,100	314,874
Nickel Mines Ltd. (f)	156,916	63,890
Nucor Corp.	1,080	44,723
POSCO	280	40,887
Reliance Steel & Aluminum Co.	1,290	122,460
Rio Tinto PLC	10,748	604,860
Sibanye Stillwater Ltd. (f)	8,610	18,695
Steel Dynamics, Inc.	3,500	91,315
Teck Resources Ltd. Class B (sub. vtg.)	2,140	22,415
Vale SA (f)	5,400	55,528
Wheaton Precious Metals Corp.	3,920	172,410
		4,677,169
Paper & Forest Products - 0.3%
Nine Dragons Paper (Holdings) Ltd.	35,480	32,090
Oji Holdings Corp.	10,320	48,147
Stora Enso Oyj (R Shares)	15,710	187,621
Suzano Papel e Celulose SA (f)	16,070	108,717
Svenska Cellulosa AB (SCA) (B Shares)	8,800	104,638
UPM-Kymmene Corp.	11,590	334,910
West Fraser Timber Co. Ltd.	1,080	37,962
		854,085

TOTAL MATERIALS		7,202,624

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Acadia Realty Trust (SBI)	20,444	265,363
American Homes 4 Rent Class A	6,400	172,160
American Tower Corp.	3,800	982,452
Apartment Investment & Management Co. Class A	14,479	544,990
AvalonBay Communities, Inc.	400	61,856
Colony Capital, Inc.	42,823	102,775
Crown Castle International Corp.	1,800	301,230
Easterly Government Properties, Inc.	3,700	85,544
Equinix, Inc.	400	280,920
Equity Lifestyle Properties, Inc.	13,200	824,736
Healthcare Trust of America, Inc.	5,490	145,595
iStar Financial, Inc.	11,531	142,062
Lexington Corporate Properties Trust	35,200	371,360
Mid-America Apartment Communities, Inc.	5,594	641,464
Monmouth Real Estate Investment Corp. Class A	10,400	150,696
NexPoint Residential Trust, Inc.	1,000	35,350
Retail Value, Inc.	2,123	26,240
Sabra Health Care REIT, Inc.	9,800	141,414
SITE Centers Corp.	12,600	102,060
Terreno Realty Corp.	1,100	57,904
Ventas, Inc.	5,218	191,083
Weyerhaeuser Co.	3,200	71,872
		5,699,126
TOTAL COMMON STOCKS
(Cost $19,448,877)		17,567,442

Preferred Stocks - 4.3%
Convertible Preferred Stocks - 0.3%
FINANCIALS - 0.2%
Mortgage Real Estate Investment Trusts - 0.2%
Great Ajax Corp. 7.25%	16,367	378,732
ZAIS Financial Corp. 7.00%	6,400	129,344
		508,076
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Braemar Hotels & Resorts, Inc. 5.50%	2,700	26,946
RLJ Lodging Trust Series A, 1.95%	400	8,776
Wheeler REIT, Inc. 8.75% (f)	16,500	199,457
		235,179
Real Estate Management & Development - 0.0%
Landmark Infrastructure Partners LP 3 month U.S. LIBOR + 4.690% 6.856% (b)(e)	2,000	49,013
TOTAL REAL ESTATE		284,192

TOTAL CONVERTIBLE PREFERRED STOCKS		792,268

Nonconvertible Preferred Stocks - 4.0%
FINANCIALS - 2.7%
Mortgage Real Estate Investment Trusts - 2.7%
AG Mortgage Investment Trust, Inc.:
8.00%	15,879	230,087
8.25%	500	7,150
Series C 8.00% (b)	4,600	65,527
AGNC Investment Corp.:
6.125% (b)	7,000	143,570
Series C, 7.00% (b)	10,200	231,540
Series E 6.50% (b)	8,400	181,440
Annaly Capital Management, Inc.:
6.75%(b)	5,600	118,832
Series D, 7.50%	8,644	205,987
Series F, 6.95% (b)	14,200	296,212
Series G, 6.50% (b)	11,800	236,000
Arbor Realty Trust, Inc. Series A, 8.25%	3,789	94,498
Armour Residential REIT, Inc. Series C 7.00%	1,000	21,350
Capstead Mortgage Corp. Series E, 7.50%	3,000	67,740
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	4,000	89,400
Chimera Investment Corp.:
8.00% (b)	5,000	97,650
Series B, 8.00% (b)	23,587	458,531
Series C, 7.75% (b)	8,700	162,516
Dynex Capital, Inc.:
Series B, 7.625%	4,550	105,151
Series C 6.90% (b)	9,600	217,920
Ellington Financial LLC 6.75% (b)	2,000	39,460
Exantas Capital Corp. 8.625% (b)	300	4,038
Invesco Mortgage Capital, Inc.:
7.50% (b)	13,200	267,564
Series A, 7.75%	6,507	141,137
Series B, 7.75% (b)	13,500	276,750
MFA Financial, Inc.:
6.50% (b)	9,300	168,795
8.00%	11,262	259,026
Series B, 7.50%	18,486	376,190
New Residential Investment Corp.:
7.125% (b)	6,200	123,380
Series A 7.50% (b)	17,700	374,798
Series C 6.375% (b)	8,300	149,068
New York Mortgage Trust, Inc.:
Series C, 7.875%	3,200	62,720
Series D, 8.00% (b)	6,500	126,165
PennyMac Mortgage Investment Trust:
8.125% (b)	5,700	121,866
Series B, 8.00% (b)	9,300	196,137
Two Harbors Investment Corp.:
7.75%	2,162	48,105
Series A, 8.125% (b)	11,900	268,226
Series B, 7.625% (b)	11,800	247,800
Series C, 7.25% (b)	10,500	217,665
		6,499,991
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Finance Trust, Inc. 7.50%	5,300	124,550
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	1,000	10,030
Series G, 7.375%	300	2,226
Series H, 7.50%	2,500	18,325
Series I, 7.50%	2,500	18,550
Cedar Realty Trust, Inc.:
Series B, 7.25%	2,373	46,629
Series C, 6.50%	4,900	80,262
City Office REIT, Inc. Series A, 6.625%	2,079	48,732
Colony Capital, Inc.:
Series G, 7.50%	3,600	61,200
Series H, 7.125%	7,700	121,737
Series I, 7.15%	13,500	215,460
Series J, 7.15%	18,200	288,470
Farmland Partners, Inc. Series B, 6.00%	6,000	142,800
Gladstone Commercial Corp. 6.625%	2,400	55,680
Global Medical REIT, Inc. Series A, 7.50%	2,100	53,292
Global Net Lease, Inc.:
Series A, 7.25%	7,400	180,116
Series B 6.875%	2,200	50,490
Healthcare Trust, Inc. Series A 7.375%	2,000	40,560
iStar Financial, Inc.:
Series D, 8.00%	8,000	200,800
Series G, 7.65%	10,200	248,472
Series I, 7.50%	7,600	187,492
Jernigan Capital, Inc. Series B, 7.00%	2,500	58,725
Pebblebrook Hotel Trust:
6.30%	973	18,030
Series C, 6.50%	7,058	138,401
Pennsylvania (REIT):
Series B, 7.375%	4,082	37,391
Series D, 6.875%	2,500	20,175
Plymouth Industrial REIT, Inc. Series A, 7.50%	2,500	65,210
Saul Centers, Inc. Series D, 6.125%	1,300	29,640
Sotherly Hotels, Inc. Series C, 7.875%	1,700	15,062
Summit Hotel Properties, Inc. Series E, 6.25%	3,000	54,660
UMH Properties, Inc. Series D, 6.375%	1,800	42,102
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	4,500	93,645
Series K 5.875%	2,000	39,900
VEREIT, Inc. Series F, 6.70%	6,036	150,840
Washington Prime Group, Inc.:
Series H, 7.50%	1,698	17,099
Series I, 6.875%	502	4,889
		2,981,642

TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,481,633

TOTAL PREFERRED STOCKS
(Cost $12,073,377)		10,273,901
	Principal Amount	Value

Bank Loan Obligations - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (b)(e)(h)	20,000	20,700
Hotels, Restaurants & Leisure - 0.1%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9283% 12/22/24 (b)(e)(h)	48,750	43,220
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (b)(e)(h)	63,113	52,963
		96,183

TOTAL CONSUMER DISCRETIONARY		116,883

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (b)(d)(h)	300,000	293,280
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7% 5/15/22 (b)(e)(h)	38,910	35,408

TOTAL FINANCIALS		328,688

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/20/24 (b)(e)(h)	65,997	63,027
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (b)(e)(h)	68,003	66,983
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9308% 6/28/23 (b)(e)(h)	117,293	112,602
		179,585
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/21 (b)(e)(h)	46,519	42,332
TOTAL BANK LOAN OBLIGATIONS
(Cost $768,962)		730,515
	Shares	Value

Equity Funds - 31.5%
Fidelity Commodity Strategy Central Fund (i)	11,803,556	46,624,047
Fidelity Real Estate Equity Central Fund (i)	269,015	28,364,950
TOTAL EQUITY FUNDS
(Cost $153,331,371)		74,988,997

Fixed-Income Funds - 26.8%
Fidelity Floating Rate Central Fund (i)
(Cost $69,799,532)	677,421	63,609,824
	Principal Amount	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (Cost $594,368)(a)(d)	500,000	10,000
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.12% (j)
(Cost $890,953)	890,775	890,953
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $324,653,726)		238,432,347
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(744,599)
NET ASSETS - 100%		$237,687,748

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,844,947 or 2.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,565
Fidelity Commodity Strategy Central Fund	1,325,106
Fidelity Floating Rate Central Fund	3,804,469
Fidelity Real Estate Equity Central Fund	390,381
Fidelity Securities Lending Cash Central Fund	193
Total	$5,557,714

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$92,296,539	$3,719,222	$37,589,264	$(62,424,147)	$50,621,697	$46,624,047	100.1%
Fidelity Floating Rate Central Fund	101,963,672	5,793,927	35,532,987	(4,712,347)	(3,902,441)	63,609,824	3.4%
Fidelity Real Estate Equity Central Fund	--	36,300,688	4,608,251	(568,623)	(2,758,864)	28,364,950	4.4%
Total	$194,260,211	$45,813,837	$77,730,502	$(67,705,117)	$43,960,392	$138,598,821

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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